SHAREHOLDERS' EQUITY (Schedule of Number of Reserved and Authorized Shares In Equity Incentive Plans) (Details)	Dec. 31, 2020 shares
Stockholders' Equity Note [Abstract]
Stock options exercised and outstanding	28,630,047
RSUs vested and outstanding	3,630,294
Ordinary shares available for issuance under the Equity Incentive Plans	1,052,626
Total reserved and authorized shares as of December 31, 2020	33,312,967